INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Schedule of Inventories

	As at December 31
(In millions of dollars)	2018	2017
		(restated, see note 2)

Wireless devices and accessories	399	373
Other finished goods and merchandise	67	62

Total inventories	466	435